INCOME TAXES - Income (Loss) Before Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Canada	$ (13,507)	$ (437,571)	$ 104,204
United States	(1,170,615)	225,712	377,286
Income/(Loss) Before Taxes	$ (1,184,122)	$ (211,859)	$ 481,490